Annual Fund Operating Expenses - INVESCO SMALL CAP VALUE FUND	Aug. 26, 2021
Class A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.12%
Class C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.94%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.81%
Class R
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.37%
Class Y
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%
Class R6
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.73%